STATEMENTS OF CASH FLOWS (CAD)	12 Months Ended		222 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	28,169	(51,039)	(17,011,779)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation	79	212	7,252
Stock based compensation			3,017,076
Shares issued for mineral property acquisition		15,000	9,184,881
Shares issued for debt			23,306
Non-cash management fees	42,500	45,000	87,500
Deferred tax recovery			(67,162)
Fair value adjustment of derivative liabilities		(1,115)	(333,965)
Gain on debt settlement	(168,417)	(20,000)	(188,417)
Loss on disposal of assets	592		592
Changes in non-cash operating working capital items:
Prepaid expenses	(2,850)	(1,001)	(4,935)
Other receivable	934	(630)	(361)
Accounts payable and accrued liabilities	(14,649)	21,463	203,188
Due to related parties	177		177
NET CASH FLOWS USED IN OPERATING ACTIVITIES	(113,465)	7,890	(5,083,826)
CASH FLOWS USED IN INVESTING ACTIVITIES
Legal settlement			(95,753)
Equipment			(7,845)
NET CASH FLOWS USED IN INVESTING ACTIVITIES			(103,598)
CASH FLOWS FROM FINANCING ACTIVITIES
Loan payable		(38,465)	43,600
Due to related parties	124,649	(122,645)	433,773
Net proceeds on sale of common stock		153,706	4,722,999
NET CASH FLOWS FROM FINANCING ACTIVITIES	124,649	(7,404)	5,200,372
INCREASE IN CASH	11,184	486	12,948
CASH, BEGINNING OF YEAR	1,764	1,278
CASH, END OF YEAR	12,948	1,764	12,948